JPMorgan Trust I

270 Park Avenue

New York, New York 10017

June 14, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Tax Aware Real Return Fund (the “Fund”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 273 under the 1933 Act (Amendment No. 274 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to offer Class R6 Shares of the Fund. Also included in this filing is the Statement of Additional Information for the Fund’s new share class.

If you have any questions or comments, please call me at (212) 648-2083.

Sincerely,

/s/ Pamela L. Woodley
Pamela L. Woodley Assistant Secretary

cc: Vince Di Stefano